Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Schedule of Movement of Allowance for Credit Losses [Abstract]
Beginning of the year	$ 831,665	$ 645,040	$ 1,467,579
Written off			(2,037)
Reversal during the year	(736,926)	(571,560)	(633,877)	$ (970,035)
End of the year	$ 94,739	$ 73,480	$ 831,665	$ 1,467,579